Document and Entity Information	Feb. 03, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 03, 2025
Entity Registrant Name	Owens & Minor, Inc
Entity Incorporation State Country Code	VA
Entity File Number	001-09810
Entity Tax Identification Number	54-1701843
Entity Address Address Line 1	10900 Nuckols Road
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	Glen Allen
Entity Address Postal Zip Code	23060
Entity Address State Or Province	VA
City Area Code	804
Local Phone Number	723-7000
Security 12b Title	Common Stock, $2 par value per share
Trading Symbol	OMI
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000075252
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	9120 Lockwood Blvd
Entity Address City Or Town	Mechanicsville
Entity Address Postal Zip Code	23116
Entity Address State Or Province	VA